Inventories (Components of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Inventory [Line Items]
Finished goods	¥ 1,683,694	¥ 1,552,823
Raw materials	435,360	413,049
Work in process	304,929	309,387
Supplies and other	115,806	113,358
Total	¥ 2,539,789	¥ 2,388,617